Note 2 - Acquisitions of Businesses (Details) - Preliminary Purchase Price Allocation for Businesses Acquired (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Scenario, Previously Reported [Member] Customer Relationships [Member] MacDermid [Member]	Dec. 31, 2013 Scenario, Previously Reported [Member] Developed Technology Rights [Member] MacDermid [Member]	Dec. 31, 2013 Scenario, Previously Reported [Member] Trade Names [Member] MacDermid [Member]	Dec. 31, 2013 Scenario, Previously Reported [Member] MacDermid [Member]	Dec. 31, 2008 Restatement Adjustment [Member] Customer Relationships [Member] MacDermid [Member]	Dec. 31, 2008 Restatement Adjustment [Member] Developed Technology Rights [Member] MacDermid [Member]	Dec. 31, 2008 Restatement Adjustment [Member] Trade Names [Member] MacDermid [Member]	Dec. 31, 2008 Restatement Adjustment [Member] MacDermid [Member]	Dec. 31, 2008 Customer Relationships [Member] MacDermid [Member]	Dec. 31, 2008 Developed Technology Rights [Member] MacDermid [Member]	Dec. 31, 2008 Trade Names [Member] MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Dec. 31, 2008 MacDermid [Member]
Note 2 - Acquisitions of Businesses (Details) - Preliminary Purchase Price Allocation for Businesses Acquired [Line Items]
Accounts receivable						$ 147,400								$ 147,400		$ 147,400
Inventories						115,300								115,300		115,300
Other current assets						26,200								26,200		26,200
Property, plant and equipment						142,800				(1,900)				140,900		140,900
Intangible assets			458,400	155,000	73,400		35,600	9,200	(2,600)		494,000	164,200	70,800
Goodwill	1,004,354	989,808				993,800				(3,800)				990,000		990,000
Other assets						30,800				(2,500)				28,300		28,300
Accounts payable						(55,900)								(55,900)		(55,900)
Other current liabilities						(62,100)				100				(62,000)		(62,000)
Long-term debt						(754,200)								(754,200)		(754,200)
Non-current deferred tax liability						(140,700)				(30,500)				(171,200)		(171,200)
Contingent consideration	(58,600)	(34,800)				(35,500)								(35,500)	(35,500)	(35,500)
Redeemable 401(k) plan interest		(20,972)				(21,000)								(20,972)		(21,000)
Other liabilities						(66,500)								(66,500)		(66,500)
Total purchase price						$ 1,007,200				$ 3,600						$ 1,010,800